Average Annual Total Returns - Target Retirement 2040 Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.22%	9.05%	7.16%	7.65%	6.89%	5.69%	6.23%	6.65%	5.41%	13.37%	10.95%	9.26%